GENERAL	12 Months Ended
Dec. 31, 2023
GENERAL [Abstract]
GENERAL
NOTE 1 -	GENERAL

a.
TAT Technologies Ltd., (“TAT” or the “Company”) an Israeli corporation, incorporated in 1985, is a leading provider of solutions and services to the aerospace and defense industries, focused mainly on the following four segments: (i) original equipment manufacturing (“OEM”) of heat transfer solutions and aviation accessories mainly through our Kiryat Gat facility and our Limco subsidiary; (ii) MRO (“Maintenance Repair and Overhaul”) services for heat transfer components and OEM of heat transfer solutions through Limco Airepair Inc our wholly-owned subsidiary; (iii) MRO services for aviation components (mainly Auxiliary Power Unit “APU” and Landing Gear “LG”) through Piedmont Aviation Component Services LLC our wholly-owned subsidiary; and (iv) overhaul and coating of jet engine components through Turbochrome our wholly-owned subsidiary. TAT targets the commercial aerospace (serving a wide range of types and sizes of commercial and business jets), military aerospace and ground defense sectors. TAT’s shares are listed on both the NASDAQ (TATT) and Tel-Aviv Stock Exchange.

In June 2020, the Company's management decided to discontinue the JT8D engine blades reconditioning activity which belong to “overhaul and coating of jet engine components” segment as part of a strategic change, see Note 18.

In March 2021, the Company announced a restructuring plan which includes the transfer of the Company's activity of “OEM of heat transfer solutions and aviation accessories” in Gedera to our activity of “MRO services for heat transfer components and OEM of heat transfer solutions” in Tulsa, Oklahoma and to our “overhaul and coating of jet engine components” activity in Kiryat Gat, see Note 9.

b.
During the years 2020 to 2022 the COVID-19 pandemic had an adverse effect on our industry and the markets in which we operate. The COVID-19 outbreak has significantly impacted the aviation market in which TAT’s customers operate and has resulted in a reduction of TAT’s business with some of these customers. Global supply shortages emerged for certain products, leading to delays in delivery schedule.

c.
During 2023, global conflicts continue to create volatility in global financial and energy markets and contribute to supply chain shortages adding to the inflationary pressures in the global economy. This capabilities lead to higher material and labor costs . The company actively collaborate with its suppliers to minimize impacts of supply shortages on manufacturing.

d.
In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Hamas also launched extensive rocket attacks on the Israeli population and industrial centers located along Israel’s border with the Gaza Strip and in other areas within the State of Israel. These attacks resulted in thousands of deaths and injuries, and Hamas additionally kidnapped many Israeli civilians and soldiers. Following the attack, Israel’s security cabinet declared war against Hamas and commenced a military campaign against Hamas and other terrorist organizations in parallel to their continued rocket and terror attacks. Since the commencement of hostilities, Tat technologies has experienced a considerable increased demand for our merchandise from the Israel Ministry Of Defense (IMOD) compared to the routine levels of demands, and we have increased our support to the IMOD, mainly through deliveries of our systems and dedicated efforts of our employees. Subject to further developments, this demand may continue and possibly generate material orders to the Company. At the same time, the Company continues to support its international customers. The extent of the effects of the war on the Company's performance will depend on future developments that are difficult to predict at this time, including the duration and scope of the war. We continue to monitor the situation closely Following the attack by Hamas on Israel’s southern border, Hezbollah in Lebanon has also launched missile, rocket, and shooting attacks against Israeli military sites, troops, and Israeli towns in northern Israel. In response to these attacks, the Israeli army has carried out a number of targeted strikes on sites belonging to Hezbollah in southern Lebanon.

The intensity and duration of Israel’s current war against Hamas is difficult to predict, as are such war’s economic implications on our business and operations and on Israel's economy in general.

e.
TAT has the following wholly owned subsidiaries: Limco-Piedmont Inc. (“Limco-Piedmont”), and Turbochrome Ltd. (“Turbochrome”). Additionally, the Company holds 51% of TAT-Engineering LLC (“TAT-Engineering”) as a joint venture, hereinafter collectively referred to as the “Group”.

On November 25, 2015, the Company signed an agreement with Russian-based Engineering Holding of Moscow (“Engineering”), to establish a new facility for the provision of services for heat transfer products. The Company, TAT-Engineering LLC, is based in Novosibirsk’s Tolmachevo airport. TAT-Engineering, LLC shall provide services for heat transfer products. 51% of TAT-Engineering LLC's shares are held by TAT and the remaining 49% are held by Engineering. The accounting treatment of the joint venture is based on the equity method due to variable participating rights granted to Engineering. The new entity was established in January 2016.